Consolidated Statement of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Non-current assets
Property, plant and equipment	₨ 437,593	$ 5,768	₨ 342,036
Intangible assets	39,724	524	36,410
Right-of-use assets	7,495	99	4,264
Financial assets
Trade receivables	1,006	13	1,178
Loans	164	2	140
Others	3,254	43	2,999
Deferred tax assets (net)	1,062	14	1,611
Prepayments	875	12	679
Non-current tax assets (net)	4,877	64	2,702
Other non-current assets	10,081	133	7,715
Total non-current assets	506,131	6,671	399,734
Current assets
Inventories	815	11	833
Financial assets
Derivative instruments	3,593	47	2,691
Trade receivables	44,819	591	34,802
Cash and cash equivalents	28,379	374	20,679
Bank balances other than cash and cash equivalents	50,741	669	26,506
Loans	623	8	56
Others	2,178	29	3,697
Prepayments	970	13	592
Other current assets	3,001	40	2,464
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	135,119	1,781	92,320
Assets held for sale	93	1
Total current assets	135,212	1,782	92,320
Total assets	641,343	8,453	492,054
Equity
Issued capital	4,808	63	3,799
Share premium	154,051	2,030	67,165
Hedge reserve	(1,328)	(18)	(5,224)
Share based payment reserve	3,444	45	1,165
Retained losses	(38,420)	(506)	(6,489)
Other components of equity	(4,116)	(54)	1,661
Equity attributable to equity holders of the parent	118,439	1,561	62,077
Non-controlling interests	7,934	105	2,668
Total equity	126,373	1,666	64,745
Financial liabilities
Interest-bearing loans and borrowings	373,729	4,926	335,136
Lease liabilities	2,999	40	1,782
Liability for put options with non-controlling interests	8,636	114
Others	2,087	28	132
Deferred government grant	214	3	719
Employee benefit liabilities	169	2	143
Contract liabilities			1,364
Provisions	13,384	176	13,686
Deferred tax liabilities (net)	12,468	164	10,808
Other non-current liabilities	5	0	2,747
Total non-current liabilities	413,691	5,453	366,517
Financial liabilities
Interest-bearing loans and borrowings	14,485	191	10,643
Lease liabilities	455	6	330
Trade payables	5,609	74	3,245
Liability for put options with non-controlling interests	910	12
Derivative instruments	4,209	55	1,070
Others (includes current maturities of long term interest-bearing loans and borrowings)	71,636	944	42,622
Deferred government grant	11	0	39
Employee benefit liabilities	179	2	252
Contract liabilities			61
Other current liabilities	3,281	43	2,266
Current tax liabilities (net)	504	7	264
Total current liabilities other than liabilities included in disposal groups classified as held for sale	101,279	1,335	60,792
Liabilities directly associated with the assets held for sale			0
Total current liabilities	101,279	1,335	60,792
Total liabilities	514,970	6,788	427,309
Total equity and liabilities	₨ 641,343	$ 8,453	₨ 492,054